STOCK-BASED COMPENSATION (Details 3) (Restricted Stock [Member])	12 Months Ended
Dec. 31, 2012
September Twenty Three Two Thousand Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining restricted shares to be vested	25,000
Remaining restricted shares, Date of vesting	Sep. 23, 2013
September Twenty Three Two Thousand Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining restricted shares to be vested	25,000
Remaining restricted shares, Date of vesting	Sep. 23, 2014